Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,984	1,984	1,981
Effect of stock lending	29	30	30
Effect of delivery of treasury shares and share buyback programs	(9)	2	2
Weighted average number of ordinary and restricted shares at 31 December	2,003	2,016	2,013
Effect of share options, PSUs and restricted stock units	41	38	37
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,044	2,054	2,050
Profit attributable to equity holders of AB InBev	$ 5,855	$ 5,341	$ 5,969	[1]
Net impact of exceptional items on profit (refer to Note 8)	1,062	614	153	[1]
Profit before exceptional items, attributable to equity holders of AB InBev	6,917	5,955	6,122	[1]
Hyperinflation impacts	145	203	(30)	[1]
Underlying profit	$ 7,061	$ 6,158	$ 6,093	[1]
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	2,003	2,016	2,013

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.